Profit from operations - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Profit From Operations Explanatory [Line Items]
Transaction costs	€ 22,969	€ 7,107
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure Of Profit From Operations Explanatory [Line Items]
Business combination transaction costs expensed	23,000
Transaction costs	24,500	7,100
Selling, general and administrative expense
Disclosure Of Profit From Operations Explanatory [Line Items]
Cost of revenues	€ 443,500	€ 425,300	€ 297,900